INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax recovery [Table Text Block]
For the year ended December 31,	2020	2019

Statutory tax rate	27.00%	27.00%

Loss before taxes	2,033,357	1,766,447

Income tax recovery calculated at statutory rate	549,006	476,941

Non-deductible expenditures	(151,318)	(114,950)
Flow-through premium	34,659	207,207
Other	149,972	26,702
Unrecognized tax benefit	(582,319)	(595,900)

INCOME TAX	—	—

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31,	2020	2019
	$	$
Mineral property interests	62,618	400,811
Non-capital losses	5,991,583	5,437,407
Property and equipment	190,701	189,043
Cumulative Eligible Capital	147,184	147,184
Other items	564,935	98,556

UNRECOGNIZED DEFERRED INCOME TAX ASSET	6,957,021	6,273,001